CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Shareholders' Equity at Period Start at Dec. 31, 2012	$ 1,233.3		$ 188.3	$ 2,119.6	$ 4,357.8	$ (876.7)	$ (4,571.9)	$ 16.2
Balance, shares at Dec. 31, 2012			746.7				314.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income attributable to Avon	(56.4)				(56.4)
Net income attributable to noncontrolling interests	4.5							4.5
Net loss	(51.9)
Other comprehensive income (loss) attributable to parent						6.3
Other comprehensive income (loss) attributable to noncontrolling interests								(1.1)
Other comprehensive (loss) income	5.2
Dividends	(104.7)				(104.7)
Exercise/ vesting of share-based compensation, value	60.7		$ 1.1	59.5			$ 0.1
Exercise/ vesting of share-based compensation, shares			2.1				(0.1)
Repurchase of common stock, value	(9.4)						$ (9.4)
Repurchase of common stock, shares							0.5
Purchases and sales of noncontrolling interests, net of dividends paid	(2.2)							(2.2)
Income tax benefits - stock transactions	(3.5)			(3.5)
Shareholders' Equity at Period End at Dec. 31, 2013	1,127.5		$ 189.4	2,175.6	4,196.7	(870.4)	$ (4,581.2)	17.4
Balance, shares at Dec. 31, 2013			748.8				314.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income attributable to Avon	(388.6)	[1],[2]			(388.6)
Net income attributable to noncontrolling interests	3.7							3.7
Net loss	(384.9)
Other comprehensive income (loss) attributable to parent						(347.2)
Other comprehensive income (loss) attributable to noncontrolling interests								(0.6)
Other comprehensive (loss) income	(347.8)
Dividends	(105.2)				(105.2)
Exercise/ vesting of share-based compensation, value	39.2		$ (1.8)	41.0			$ 0.0
Exercise/ vesting of share-based compensation, shares			1.5				0.0
Repurchase of common stock, value	(9.8)						$ (9.8)
Repurchase of common stock, shares							0.7
Purchases and sales of noncontrolling interests, net of dividends paid	(5.0)							(5.0)
Income tax benefits - stock transactions	(8.7)			(8.7)
Shareholders' Equity at Period End at Dec. 31, 2014	305.3		$ 187.6	2,207.9	3,702.9	(1,217.6)	$ (4,591.0)	15.5
Balance, shares at Dec. 31, 2014			750.3				315.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income attributable to Avon	(1,148.9)	[1],[2]			(1,148.9)
Net income attributable to noncontrolling interests	3.3							3.3
Net loss	(1,145.6)
Other comprehensive income (loss) attributable to parent						(148.6)
Other comprehensive income (loss) attributable to noncontrolling interests								(2.0)
Other comprehensive (loss) income	(150.6)
Dividends	(105.9)				(105.9)
Exercise/ vesting of share-based compensation, value	51.0		$ 0.3	50.7			$ 0.0
Exercise/ vesting of share-based compensation, shares			1.1				0.0
Repurchase of common stock, value	(3.1)						$ (3.1)
Repurchase of common stock, shares							0.3
Purchases and sales of noncontrolling interests, net of dividends paid	(2.9)							(2.9)
Income tax benefits - stock transactions	(4.6)			(4.6)
Shareholders' Equity at Period End at Dec. 31, 2015	$ (1,056.4)		$ 187.9	$ 2,254.0	$ 2,448.1	$ (1,366.2)	$ (4,594.1)	$ 13.9
Balance, shares at Dec. 31, 2015			751.4				315.9

[1]	(Loss) income from continuing operations, net of tax during 2015 was negatively impacted by an aggregate non-cash income tax charge of $685.1. This was primarily due to additional valuation allowances for U.S. deferred tax assets of $641.6 and $31.3 which were recorded in the third and first quarters of 2015, respectively, partially offset by a partial release of a valuation allowance for deferred tax assets of $3.2 which was recorded in the second quarter of 2015. The additional valuation allowances in the third and first quarters of 2015 was due to the continued strengthening of the U.S. dollar against currencies of some of our key markets and the impact on the benefits from our tax planning strategies associated with the realization of our deferred tax assets. The partial release of the valuation allowance in the second quarter of 2015 was due to the weakening of the U.S. dollar against currencies of some of our key markets. In addition, the non-cash income tax charge was due to additional valuation allowances for deferred tax assets outside of the U.S. of $15.4, primarily in Russia, which was recorded in the third quarter of 2015, which was largely due to lower earnings, which were significantly impacted by foreign exchange losses on working capital balances. In addition, (loss) income from continuing operations, before taxes during 2015 was impacted by an income tax benefit of $18.7, which was recorded in the fourth quarter of 2015, recognized as a result of the implementation of foreign tax planning strategies.In addition, (loss) income from continuing operations, net of tax during 2014 was negatively impacted by a non-cash income tax charge of $404.9. This was primarily due to a valuation allowance of $383.5 to reduce our deferred tax assets to an amount that is "more likely than not" to be realized, which was recorded in the fourth quarter of 2014. In addition, (loss) income from continuing operations, net of tax during 2014 was favorably impacted by the $18.5 net tax benefit recorded in the fourth quarter of 2014 related to the finalization of the FCPA settlements.
[2]	In addition to the items impacting operating (loss) profit above, (loss) income from continuing operations, before taxes during 2015 was impacted by an after-tax benefit of $3.4 (benefit of $4.2 in other expense, net, and a loss of $.8 in income taxes) recorded in the first quarter, primarily reflecting the write-down of monetary assets and liabilities due to the change to the SIMADI rate. In addition, (loss) income from continuing operations, before taxes during 2015 was impacted by the gain on sale of Liz Earle of $44.9 before tax ($51.6 after tax), primarily recorded in the third quarter. In addition, (loss) income from continuing operations, before taxes during 2015 was impacted by a loss on extinguishment of debt of $5.5 before tax in the third quarter caused by the make-whole premium and the write-off of debt issuance costs and discounts, associated with the prepayment of the 2.375% Notes (as defined in Note 5, Debt and Other Financing) and $2.5 before tax in the second quarter of 2015 associated with the write-off of issuance costs related to our previous $1 billion revolving credit facility.In addition, (loss) income from continuing operations, before taxes during 2014 was impacted by an after-tax loss of $41.8 ($53.7 in other expense, net, and a benefit of $11.9 in income taxes) recorded in the first quarter, primarily reflecting the write-down of monetary assets and liabilities due to the change to the SICAD II rate.